COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Legal Matters

We are not the subject of any material pending legal proceedings; however, we may from time to time become a party to various legal proceedings arising in the ordinary course of business.

Leases

Our executive offices are located at 11900 Biscayne Blvd., Suite 630 Miami, Florida 33181. Our executive offices are provided to us by the parent of our majority stockholder, Tekcapital (see Note 6). We consider our current office space adequate for our current operations.

License Agreements

In 2022, we entered into various multi-year global license agreements which grant us the right to utilize certain proprietary brands for our smart eyewear products. These agreements require us to pay royalties based on a percentage of net retail and wholesale sales, with combined future minimum noncancellable payments due under these license agreements of approximately $2.1 million over the next 5 calendar years.

Other Commitments

See related party management services agreement discussed in Note 6.

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Legal Matters

We are not the subject of any material pending legal proceedings, however, may from time to time become a party to various legal proceedings arising in the ordinary course of business.

Leases

Our executive offices are located at 11900 Biscayne Blvd., Suite 630 Miami, Florida 33181. Our executive offices are provided to us by the parent of our majority stockholder, Tekcapital (see Note 6). We consider our current office space adequate for our current operations.

License Agreements

During the year ended December 31, 2022, the Company entered into multi-year license agreements which grant the Company the right to sell certain branded smart eyewear. These agreements require the Company to pay royalties based on a percentage of net retail and wholesale sales during the period of the license, and also require guaranteed minimum royalty payments.

The aggregate future minimum payments due under these license agreements are as follows:

2023	$36,750
2024	161,210
2025	356,000
2026	654,000
2027	930,000
Thereafter (through 2032)	7,200,000
Total	$9,337,960

Other Commitments

See related party management services agreement discussed in Note 6.